Legal Contingencies - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Commitments and Contingencies Disclosure [Abstract]
Estimated losses recorded in Consolidated Statements of Operations	€ 0.1	€ 12.9	€ 3.2
Percentage of damages related to claims for patent infringement	3.00%
Right to designate patents	5